Form N-1A Supplement	Dec. 10, 2025
Baillie Gifford Long Term Global Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BAILLIE GIFFORD FUNDS

Baillie Gifford Long Term Global Growth Fund

(the “Fund”)

Supplement dated December 10, 2025 to the Prospectus,
dated April 30, 2025, as supplemented or revised from time to time.